Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]

Condensed statement of income

in € m.	2019	2018	2017
Interest income, excluding dividends from subsidiaries	17,402	16,326	15,339
Dividends received from subsidiaries:
Bank subsidiaries	914	2,511	1,185
Nonbank subsidiaries	608	2,064	1,962
Interest expense	9,810	9,700	9,575
Net interest and dividend income	9,114	11,201	8,912
Provision for credit losses	3,118	102	675
Net interest and dividend income after provision for credit losses	5,996	11,099	8,237
Noninterest income:
Commissions and fee income	2,957	3,223	3,721
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	132	1,436	2,789
Other income (loss)[1]	(11,912)	(344)	(744)
Total noninterest income	(8,824)	4,315	5,766
Noninterest expenses:
Compensation and benefits	4,760	4,921	5,123
General and administrative expenses	7,735	6,070	6,347
Services provided by (to) affiliates, net	1,328	1,670	1,426
Impairment of goodwill and other intangible assets	75	0	6
Total noninterest expenses	13,898	12,661	12,902
Income (loss) before income taxes	(16,725)	2,753	1,101
Income tax expense (benefit)	1,357	(122)	(90)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	(18,083)	2,875	1,191

[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income (in 2017 on financial assets available for sale) and impairments/write-ups on investments in subsidiaries.

Condensed statement of comprehensive income

in € m.	2019	2018	2017
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	(18,083)	2,875	1,191
Other comprehensive income (loss), net of tax	(440)	102	(2,486)
Total comprehensive income (loss), net of tax	(18,523)	2,977	(1,295)

Condensed Balance Sheet (Parent Company only) [text block table]

Condensed balance sheet

in € m.	Dec 31, 2019	Dec 31, 2018
Assets:
Cash and central bank balances:	88,912	140,841
Interbank balances (w/o central banks):
Bank subsidiaries	13,979	19,543
Other	5,560	5,037
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	0	1,135
Nonbank subsidiaries	32,015	39,415
Other	8,927	8,454
Financial assets at fair value through profit or loss:
Bank subsidiaries	6,950	5,573
Nonbank subsidiaries	1,869	3,973
Other	460,779	492,156
Financial assets at fair value through other comprehensive income	37,871	38,450
Investments in associates	283	288
Investment in subsidiaries:
Bank subsidiaries	14,569	20,155
Nonbank subsidiaries	21,746	28,117
Loans:
Bank subsidiaries	36,517	31,393
Nonbank subsidiaries	38,911	47,156
Other	166,871	150,153
Other assets:
Bank subsidiaries	1,666	3,352
Nonbank subsidiaries	10,930	16,427
Other	101,608	77,570
Total assets	1,049,962	1,129,187
Liabilities and equity:
Deposits:
Bank subsidiaries	65,461	64,413
Nonbank subsidiaries	19,093	19,745
Other	271,960	287,444
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	915	654
Nonbank subsidiaries	43,703	35,587
Other	3,142	7,491
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	6,653	5,078
Nonbank subsidiaries	804	2,461
Other	366,360	378,940
Other short-term borrowings:
Bank subsidiaries	656	158
Nonbank subsidiaries	1,526	2,414
Other	4,958	13,672
Other liabilities:
Bank subsidiaries	1,620	1,447
Nonbank subsidiaries	6,021	10,020
Other	92,549	100,413
Long-term debt	119,232	134,872
Total liabilities	1,004,653	1,064,808
Total shareholders’ equity	40,644	59,704
Additional equity components	4,665	4,675
Total equity	45,309	64,379
Total liabilities and equity	1,049,962	1,129,187

Condensed Statement of Cash Flows (Parent Company only) [text block table]

Condensed statement of cash flows

in € m.	2019	2018	2017
Net cash provided by (used in) operating activities	(41,369)	(47,850)	40,931
Cash flows from investing activities:
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	14,075	11,592	N/A
Maturities of financial assets at fair value through other comprehensive income	36,236	23,572	N/A
Sale of debt securities held to collect at amortized cost	350	93	N/A
Maturities of debt securities held to collect at amortized cost	195	58	N/A
Sale of financial assets available for sale	N/A	N/A	7,627
Maturities of financial assets available for sale	N/A	N/A	3,433
Maturities of securities held to maturity	N/A	N/A	0
Sale of equity method investments	0	5	65
Sale of property and equipment	12	13	39
Purchase of:
Financial assets at fair value through other comprehensive income	(47,705)	(34,586)	N/A
Debt Securities held to collect at amortized cost	(19,320)	(129)	N/A
Financial assets available for sale	N/A	N/A	(9,741)
Securities held to maturity	N/A	N/A	0
Investments in associates	(1)	0	0
Property and equipment	(266)	(212)	(261)
Net change in investments in subsidiaries	1,149	289	(2,222)
Other, net	(861)	(1,024)	(1,129)
Net cash provided by (used in) investing activities	(16,136)	(329)	(2,189)
Cash flows from financing activities:
Issuances of subordinated long-term debt	25	10	865
Repayments and extinguishments of subordinated long-term debt	(11)	(253)	(45)
Issuances of trust preferred securities	0	0	0
Repayments and extinguishments of trust preferred securities	0	0	0
Principal portion of lease payments	(362)	N/A	N/A
Common shares issued	0	0	8,037
Purchases of treasury shares	(1,359)	(4,119)	(7,912)
Sale of treasury shares	1,181	3,925	7,471
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(88)	(123)	(149)
Sale of Additional Equity Components (AT1)	77	120	160
Coupon on additional equity components, pre tax	(330)	(315)	(335)
Net change in noncontrolling interests	0	0	0
Cash dividends paid	(227)	(227)	(392)
Net cash provided by (used in) financing activities	(1,094)	(982)	7,700
Net effect of exchange rate changes on cash and cash equivalents	1,163	1,243	(3,499)
Net increase (decrease) in cash and cash equivalents	(57,436)	(47,918)	42,943
Cash and cash equivalents at beginning of period	139,841	187,759	144,816
Cash and cash equivalents at end of period	82,405	139,841	187,759
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	280	(224)	258
Interest paid	10,054	9,793	9,563
Interest received	14,786	19,660	15,308
Dividends received	4,217	2,957	4,098
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	75,180	127,871	175,463
Interbank balances (w/o central banks)	7,225	11,970	12,296
Total	82,405	139,841	187,759

Parent Company Long-Term Debt (Parent Company only) [text block table]

Parent company’s long-term debt by remaining maturities

By remaining maturities	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due in 2024	Due after 2024	Total Dec 31, 2019	Total Dec 31, 2018
in € m.
Senior debt:
Bonds and notes:
Fixed rate	11,285	16,178	9,181	7,251	6,365	12,954	63,213	62,053
Floating rate	4,420	7,212	3,413	1,704	1,356	5,952	24,057	30,658
Subordinated debt
Bonds and notes:
Fixed rate	1,884	0	0	0	5	4,348	6,237	7,232
Floating rate	180	0	0	1,226	24	461	1,892	1,858
Other	13,421	1,558	701	1,089	827	6,238	23,833	33,072
Total long-term debt	31,191	24,947	13,295	11,270	8,576	29,953	119,232	134,872